Organization and Business Description (Details)							12 Months Ended
	Jul. 12, 2024 SGD ($)	Jul. 12, 2024 AUD ($)	May 31, 2024 $ / shares shares	Apr. 19, 2024 $ / shares shares	Apr. 17, 2024 $ / shares shares	Jul. 13, 2011	Jun. 30, 2024 USD ($) $ / shares	Sep. 05, 2022 $ / shares
Organization and Business Description [Line Items]
Date of incorporation							Aug. 25, 2021
Par value
Gross proceeds | $							$ 9,052,272
OPS Interior Design Consultant Limited [Member]
Organization and Business Description [Line Items]
Equity interest rate						100.00%
Subsequent Event [Member]
Organization and Business Description [Line Items]
Consideration amount	$ 1,000	$ 100
Common Stock [Member]
Organization and Business Description [Line Items]
Par value
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO | shares				2,000,000	300,000
Ordinary shares, price per share					$ 4
IPO [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO | shares					2,000,000
Par value				$ 0
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO | shares			263,068
Ordinary shares, price per share			$ 4
Gross proceeds | $							$ 7,861,876